SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Diversified Equity Fund (the “Fund”)

Effective immediately, the Allspring Diversified Equity Fund is no longer offered and all references to the Fund are hereby removed.

February 7, 2022	EGR022/P901SP